Transactions with Related Parties, Revolving Convertible Note (Details) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended	36 Months Ended
	Jun. 30, 2019 USD ($) Note $ / shares	Jun. 30, 2018 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2022	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)
Revolving Convertible Note [Abstract]
Balance outstanding	$ 191,129			$ 198,607
Accumulated Deficit [Abstract]
Amortization (Note 12)	$ 1,785	$ 2,084
Jelco [Member]
Additional Paid-in Capital [Abstract]
Number of Jelco notes | Note	3
Jelco [Member] | Second Jelco Note [Member]
Revolving Convertible Note [Abstract]
Face amount	$ 24,665
Drawdown request							$ 3,500
Unpaid interest						$ 901
Balance outstanding	21,165
Applicable Limit [Abstract]
Beginning balance	24,665	21,165		21,165
Additions				3,500
Ending balance	24,665	21,165		24,665
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)		(21,165)
Ending balance	(21,165)	(21,165)		(21,165)
Accumulated Deficit [Abstract]
Beginning balance	4,162	2,207		2,207
Amortization (Note 12)	647	1,073		882
Ending balance	4,809	3,280		4,162
Debt [Abstract]
Beginning balance	4,162	2,207		2,207
Additions				0
Amortization (Note 12)	647	1,073		882
Ending balance	4,809	3,280		4,162
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165		21,165
Ending balance	$ 21,165	$ 21,165		$ 21,165
Notice period to prepay Jelco notes	5 days
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 13.50
Jelco [Member] | Second Jelco Note [Member] | Plan [Member]
Revolving Convertible Note [Abstract]
Interest rate			0.00%
Jelco [Member] | Second Jelco Note [Member] | LIBOR [Member] | Plan [Member]
Revolving Convertible Note [Abstract]
Term of variable rate					3 months
Margin on variable rate					5.00%